UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	9/30
Date of reporting period:	12/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
December 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--149.6%	Rate (%)	Date	Amount ($)	Value ($)
Arizona--4.8%
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.55	12/1/41	6,000,000	6,118,140
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	6.25	7/1/38	5,000,000	5,248,050
Maricopa County Pollution Control
Corporation, PCR (Public
Service Company of New Mexico
Palo Verde Project)	5.75	11/1/22	6,000,000	5,947,440
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare) (Prerefunded)	5.80	12/1/11	6,000,000 a	6,630,360
Arkansas--.4%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	1,895,000	1,974,059
California--17.7%
Beverly Hills Unified School
District, GO	0.00	8/1/30	10,850,000 b	3,558,583
California,
GO (Various Purpose)	5.75	4/1/31	10,800,000	10,938,024
California,
GO (Various Purpose)	6.50	4/1/33	10,000,000	10,821,900
California,
GO (Various Purpose)	6.00	11/1/35	7,500,000	7,735,275
California Pollution Control
Financing Authority, SWDR

(Keller Canyon Landfill
Company Project)	6.88	11/1/27	2,000,000	2,001,480
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	1,925,000	1,811,887
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/30	3,000,000	2,739,900
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.00	7/1/39	5,000,000	4,128,050
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	2,500,000	2,426,375
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	5,000,000	4,516,850
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	9,775,000	7,438,482
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	7,050,000	5,262,684
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.80	6/1/13	8,100,000 a	9,786,015
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.90	6/1/13	2,000,000 a	2,422,640
Sacramento County,

Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	6,250,000	6,732,312
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,576,350
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	3,500,000	3,817,765
Colorado--4.7%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000	1,594,180
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	3,500,000	4,053,350
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	3,000,000	2,318,970
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,375,000	1,458,985
Northwest Parkway Public Highway
Authority, Revenue
(Prerefunded)	7.13	6/15/11	10,455,000 a	11,615,087
Southlands Metropolitan District
Number 1, GO (Prerefunded)	7.13	12/1/14	2,000,000 a	2,515,040
Florida--4.9%
Clearwater,
Water and Sewer Revenue	5.25	12/1/39	5,000,000	5,155,750
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	8,000,000	8,956,320
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	4,105,000	4,154,588
Orange County School Board,
COP (Master Lease Purchase

Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.50	8/1/34	6,000,000	6,272,880
Georgia--6.2%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	6,000,000	6,413,040
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	6,000,000	6,171,360
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,591,107
Fulton County Development
Authority, Revenue (Georgia
Tech North Avenue Apartments
Project) (Insured; XLCA)	5.00	6/1/32	2,500,000	2,562,150
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	6,000,000	6,293,820
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/13	2,090,000	2,453,535
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation) (Prerefunded)	6.00	9/1/14	2,000,000 a	2,419,140
Hawaii--.2%
Hawaii Department of
Transportation, Special
Facility Revenue (Caterair
International Corporation)	10.13	12/1/10	1,200,000	1,178,148
Idaho--1.0%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000	5,001,150

Illinois--6.9%
Chicago,
GO (Insured; FGIC)
(Prerefunded)	6.13	7/1/10	14,565,000 a	15,138,133
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.55	4/1/33	1,840,000	1,952,387
Chicago,
Wastewater Transmission
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	6.00	1/1/10	3,000,000 a	3,030,000
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)
(Prerefunded)	6.13	11/15/10	4,020,000 a	4,224,899
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)
(Prerefunded)	6.88	5/15/10	4,940,000 a	5,099,760
Metropolitan Pier and Exposition
Authority, State Tax Revenue
(McCormick Place Expansion
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	6/15/42	5,325,000	5,380,060
Indiana--2.2%
Franklin Township School Building
Corporation, First Mortgage
Bonds (Prerefunded)	6.13	7/15/10	6,500,000 a	6,833,320
Petersburg,
SWDR (Indianapolis Power and
Light Company Project)	6.38	11/1/29	4,150,000	4,105,844
Kansas--2.6%
Kansas Development Finance
Authority, Health Facilities
Revenue (Sisters of Charity of
Leavenworth Health Services
Corporation)	6.25	12/1/28	3,000,000	3,046,380
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed

Securities Program)
(Collateralized: FNMA and GNMA)	6.30	12/1/32	2,680,000	2,727,784
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.45	12/1/33	5,300,000	5,628,282
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	1,520,000	1,574,994
Kentucky--1.9%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	2,000,000	2,034,020
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's HealthCare, Inc.
Project)	6.13	2/1/37	2,300,000	2,379,028
Paducah Electric Plant Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/35	5,000,000	5,185,000
Louisiana--1.9%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	2,979,000	2,459,313
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	7,000,000	7,134,050
Maine--.6%
Maine Housing Authority,
Mortgage Purchase Bonds	5.30	11/15/23	2,825,000	2,859,211
Maryland--1.8%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential

Revenue	5.75	9/1/37	2,180,000	2,282,155
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	4,590,000	3,153,284
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Project) (Prerefunded)	6.50	6/1/13	3,000,000 a	3,545,610
Massachusetts--3.3%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)
(Prerefunded)	9.00	12/15/12	1,500,000 a	1,807,080
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	185,000	190,184
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,500,000	5,810,420
Massachusetts Housing Finance
Agency, Rental Housing
Mortgage Revenue (Insured;
AMBAC)	5.50	7/1/40	4,000,000	3,239,480
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	6,000,000	5,634,420
Michigan--11.3%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000	1,989,954
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	2,500,000	2,883,675
Detroit,
Sewage Disposal System Senior

Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	5,700,000	6,776,730
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	6,930,000	6,750,998
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	5,930,000	4,879,323
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	3,000,000	2,512,680
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	4,996,650
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	3,000,000	3,001,530
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	12,400,000	10,859,796
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	5,500,000	6,402,990
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	7,000,000	5,855,430
Minnesota--4.1%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	2,236,885	2,300,838
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:

FHLMC, FNMA and GNMA)	5.30	12/1/39	2,315,235	2,401,292
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	5,000,000	5,584,950
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.25	10/1/47	5,265,000	4,852,645
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	250,000	223,005
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/26	5,000,000	5,039,100
Mississippi--3.8%
Clairborne County,
PCR (System Energy Resources,
Inc. Project)	6.20	2/1/26	4,545,000	4,512,321
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	14,310,000	14,308,569
Missouri--3.1%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,000,000	1,991,940
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.50	12/1/32	4,500,000	4,396,680
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000	1,999,860
Missouri Health and Educational
Facilities Authority, Health

Facilities Revenue (Saint
Anthony's Medical Center)
(Prerefunded)	6.25	12/1/10	6,750,000 a	7,168,500
Montana--.2%
Montana Board of Housing,
SFMR	6.45	6/1/29	845,000	860,016
Nevada--3.6%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	6,800,000	6,252,328
Washoe County,
GO Convention Center Revenue
(Reno-Sparks Convention and
Visitors Authority) (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	6.40	1/1/10	12,000,000 a	12,000,000
New Hampshire--2.8%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire)
(Insured; AMBAC)	6.00	5/1/21	7,000,000	7,078,400
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	6.00	10/1/24	1,000,000	1,027,670
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	5.75	10/1/31	1,000,000	1,018,810
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,000,000	5,005,100
New Jersey--3.4%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/34	5,500,000	5,203,495
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;

Assured Guaranty Municipal
Corp.)	6.13	6/1/30	5,000,000	5,297,800
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	5,640,000 a	6,732,806
New Mexico--1.5%
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.00	8/1/39	5,500,000	5,432,790
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	7.00	9/1/31	845,000	856,576
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	1,040,000	1,094,974
New York--4.1%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	3,275,000	3,237,632
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000	5,763,900
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000	1,015,610
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract

Secured) (Insured; AMBAC)	5.25	6/1/21	5,000,000	5,275,700
Triborough Bridge and Tunnel
Authority, Revenue	5.25	11/15/30	5,220,000	5,453,595
North Carolina--.6%
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	3,130,000	3,131,565
North Dakota--.1%
North Dakota Housing Finance
Agency, Home Mortgage Revenue
(Housing Finance Program)	6.15	7/1/31	320,000	336,176
Ohio--3.2%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/30	3,000,000	2,560,920
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/29	3,955,000 b	1,442,151
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/31	3,955,000 b	1,255,673
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	5,900,000	6,048,975
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000 c	2,122,170
Toledo Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	2,900,000	2,723,071

Oklahoma--.2%
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program)	7.55	9/1/28	675,000	685,166
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program) (Collateralized: FNMA
and GNMA)	7.55	9/1/27	220,000	226,547
Oregon--1.2%
Multnomah County Hospital
Facilities Authority, Revenue
(Adventist Health System/West)	5.13	9/1/40	3,500,000	3,428,180
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	2,500,000	2,500,275
Pennsylvania--.4%
Philadelphia Authority for
Industrial Development,
Revenue (Please Touch Museum
Project)	5.25	9/1/31	2,500,000	2,224,200
Rhode Island--1.1%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000	5,642,350
South Carolina--2.2%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	10,000,000	10,860,600
Tennessee--4.3%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance) (Prerefunded)	7.50	7/1/12	5,000,000 a	5,663,550
Johnson City Health and
Educational Facilities Board,

Hospital First Mortgage
Revenue (Mountain States
Health Alliance) (Prerefunded)	7.50	7/1/12	3,000,000 a	3,398,130
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	10,000,000 d	4,650,100
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	7,000,000	7,777,630
Texas--15.9%
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue
(Prerefunded)	6.70	1/1/11	4,000,000 a	4,253,120
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	3,000,000 c	2,364,180
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	5,000,000 c	3,353,300
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; National
Public Finance Guarantee Corp.)	6.25	11/1/28	3,000,000	3,010,800
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.25	12/1/48	10,000,000	10,495,300
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	2,000,000	2,249,960
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	6.38	6/1/11	8,500,000 a	9,273,755
Houston,
Airport System Special

Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	1,600,000	1,540,864
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000	5,676,550
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	10,300,000	10,887,718
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,500,000	5,591,575
Sabine River Authority,
PCR (TXU Electric Company
Project)	6.45	6/1/21	11,300,000	6,985,208
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.75	10/1/21	6,000,000	6,133,860
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	12.58	7/2/24	750,000 e	846,668
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	7,100,000	7,147,428
Vermont--.1%
Vermont Housing Finance Agency,
SFHR (Insured; Assured
Guaranty Municipal Corp.)	6.40	11/1/30	590,000	602,833
Virginia--2.2%
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center Expansion
Project) (Prerefunded)	6.25	6/15/10	10,500,000 a	10,892,175
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.

Project)	7.65	1/1/10	200,000	200,000
Washington--2.7%
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	6,000,000	6,254,280
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	4,210,000	4,258,205
Washington Housing Finance
Commission, Revenue
(Single-Family Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.15	6/1/37	3,000,000	3,019,620
West Virginia--1.4%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	5,000,000	4,622,200
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000	2,281,703
Wisconsin--7.9%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	8,425,000	9,132,953
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	22,995,000 a	26,190,615
Madison,
IDR (Madison Gas and Electric
Company Projects)	5.88	10/1/34	2,390,000	2,412,514
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	2,000,000	2,041,240
Wyoming--1.9%

Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	4,500,000	4,068,135
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/33	2,360,000	2,440,169
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.38	1/1/42	2,750,000	2,791,965
U.S. Related--5.2%
Government of Guam,
LOR (Section 30)	5.75	12/1/34	2,000,000	2,017,940
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed Securities
Program) (Collateralized;
FHLMC)	5.75	9/1/31	965,000	1,038,668
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	2,000,000	1,927,560
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	3,500,000	3,515,085
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Prerefunded)	6.00	7/1/10	6,000,000 a	6,230,160
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,000,000	11,429,770
Total Long-Term Municipal Investments
(cost $738,994,486)				750,418,482
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.7%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--.7%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	0.20	1/1/10	3,500,000 f	3,500,000
New York--2.0%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.25	1/1/10	10,000,000 f	10,000,000
Total Short-Term Municipal Investments

(cost $13,500,000)		13,500,000
Total Investments (cost $752,494,486)	152.3%	763,918,482
Cash and Receivables (Net)	4.5%	22,777,772
Preferred Stock, at redemption value	(56.8%)	(285,000,000)
Net Assets Applicable to Common Shareholders	100.0%	501,696,254

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities had a total market value of $7,839,650 or 1.6% of net assets Applicable to Common Shareholders.
d Non-income producing--security in default.
e Inverse floater security--the interest rate is subject to change periodically.
f Variable rate demand note - rate shown is the interest rate in effect at December 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $752,494,486. Net unrealized appreciation on investments was $11,423,996 of which $37,283,867 related to appreciated investment securities and $25,859,871 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value mesasurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	763,918,482	-	763,918,482

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 19, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)